COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			12 Months Ended
	Nov. 01, 2013	Mar. 01, 2013	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
2016			$ 12,810
Total			$ 12,810
Lease term			3 years
Lease expense			$ 25,518	$ 23,563
President
Commitments and Contingencies
Term of employment agreement		1 year
Annual salary		$ 150,000
Termination notice period		30 days
Chief Executive Officer
Commitments and Contingencies
Annual salary	$ 150,000
Termination notice period	30 days
Number of months severance	12 months